OAK ASSOCIATES FUNDS
                           STATEMENT OF CERTIFICATION
                             PURSUANT TO RULE 497(J)

Oak Associates Funds (the "Fund") hereby certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 10 to the Fund's Registration Statement on Form N-1A (File Nos. 333-42115 and 811-08549) which was filed electronically on February 28, 2002 (Accession No. 0001135428-02-000046).


                                                        Oak Associates Funds

Date:  March 5, 2002                                    /s/ William E. White

                                                        By:  William E. White
                                                        Title:  President